Fair Value Measurements - Additional Information (Details) - USD ($)	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Fair Value Disclosures [Abstract]
Interest receivable on cash and marketable securities held in the Trust Account	$ 138,045	$ 133,211	$ 1,973